Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned [Abstract]
Other Real Estate Owned

(5) Other Real Estate Owned

Other real estate owned are presented net of an allowance for losses. An analysis of the allowance for losses on foreclosed assets is as follows (in thousands):

	Year Ended December 31,
	2011	2010
Balance, beginning of year	$1,107	76
Provision for losses	1,522	1,217
Charge-offs	(501)	(186)

Balance, end of year	$2,128	1,107

Expenses applicable to other real estate owned follows (in thousands):

	Year Ended December 31,
	2011	2010

Loss on sale of other real estate owned	$434	29
Provision for other real estate owned losses	1,522	1,217
Operating expenses, net of rental income	184	120

	$2,140	1,366